UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-23067

RIVERNORTH CAPITAL AND INCOME FUND, INC.

(Exact Name of the Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of RiverNorth Capital and Income Fund, Inc. (“Fund”) to be Redeemed:

5.875% Series A Term Preferred Stock (CUSIP – 76882B207), with a liquidation preference of $25 per share (the “Series A Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The Fund may redeem the Series A Shares during the period beginning 30 days after the filing of this notification with the Commission until October 31, 2024. The redemption of the Series A Shares in full may be effected on a subsequent date, due to changes in market conditions or otherwise as determined by the Fund. The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to which the Securities may be Redeemed:

The Series A Shares are being redeemed pursuant to Section 2.5(d) of the Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares dated as of October 18, 2017.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund will redeem 100% of the outstanding Series A Shares (1,656,000 shares).

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of West Palm Beach and the State of Florida on this 4th day of September, 2024.

RIVERNORTH CAPITAL AND INCOME FUND, INC.

By:	/s/ Marcus L. Collins
Name:	Marcus L. Collins
Title:	Chief Compliance Officer & Secretary